Financial instruments	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Financial instruments
Note 10 - Financial instruments
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of June 30, 2024				As of December, 31, 2023
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,285	2,285	—	—	2,414	2,414
Total financial assets measured at FVTPL	$—	$—	$2,285	$2,285	$—	$—	$2,414	$2,414

Earn-out rights	—	—	15,764	15,764	—	—	155,402	155,402
Class C-1 Shares	2,870	—	—	2,870	4,920	—	—	4,920
Class C-2 Shares	—	630	—	630	—	1,080	—	1,080
Total financial liabilities measured at FVTPL	$2,870	$630	$15,764	$19,264	$4,920	$1,080	$155,402	$161,402
Refer to Note 1 - Overview and basis of preparation and Note 11 - Reverse recapitalization for more details on the financial liabilities related to the Class C Shares and the Earn-out rights.
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

	As of June 30, 2024	As of December, 31, 2023
Cash and cash equivalents	668,911	768,264
Trade receivables and trade receivables - related parties - (Restated)	184,576	187,742
Accrued income - related parties	34,135	152,605
Restricted cash	21,490	1,834
Other current receivables and other current receivables - related parties	18,056	35,496
Other non-current receivables	6,091	9,733
Total financial assets measured at amortized cost - (Restated)	$933,259	$1,155,674

Current and non-current liabilities to credit institutions - (Restated)	2,475,548	2,026,665
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)	1,443,343	1,467,696
Accrued expenses and accrued expenses - related parties - (Restated)	552,093	720,759
Trade payables and trade payables - related parties - (Restated)	485,200	368,145
Current and non-current liabilities related to repurchase commitments - (Restated)	115,864	119,664
Interest-bearing current liabilities¹ and interest bearing current liabilities - related parties - (Restated)	106,827	93,361
Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)	82,264	53,257
Other current liabilities and other current liabilities - related parties - (Restated)	55,418	20,939
Advance payments from customers	18,694	16,415
Other non-current liabilities	11,571	64,990
Total financial liabilities measured at amortized cost - (Restated)	$5,346,822	$4,951,891
1 – The Group’s current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. These amounts are presented separately in Note 6 - Leases.
Total interest income arising on financial assets measured at amortized cost related to cash and cash equivalents for the six months ended June 30, 2024 and 2023 amounted to $5,606 and $12,489, respectively. Total interest expense arising on financial liabilities measured at amortized cost related to liabilities to credit institutions, lease liabilities, other financing obligations, and related party liabilities for the six months ended June 30, 2024 and 2023 amounted to $163,065 and $76,176, respectively.
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of June 30, 2024:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Trade receivables and trade receivables - related parties - (Restated)	184,576	—	—	184,576
Accrued income - related parties	34,135	—	—	34,135
Restricted cash	—	21,490	—	21,490
Other current receivables and other current receivables - related parties	18,056	—	—	18,056
Other non-current receivables	—	6,091	—	6,091
Total financial assets - (Restated)	$236,767	$27,581	$—	$264,348

Current and non-current liabilities to credit institutions - (Restated)	1,539,331	936,217	—	2,475,548
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)	—	1,422,752	20,591	1,443,343
Accrued expenses and accrued expenses - related parties - (Restated)	552,093	—	—	552,093
Trade payables and trade payables - related parties - (Restated)	485,200	—	—	485,200
Current and non-current liabilities related to repurchase commitments - (Restated)	79,315	36,549	—	115,864
Interest-bearing current liabilities and interest bearing current liabilities - related parties - (Restated)	106,827	—	—	106,827
Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)	78,488	3,776	—	82,264

Other current liabilities and other current liabilities - related parties - (Restated)	55,418	—	—	55,418
Advance payments from customers	18,694	—	—	18,694
Other non-current liabilities	—	11,571	—	11,571
Total financial liabilities - (Restated)	$2,915,366	$2,410,865	$20,591	$5,346,822